Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Banking And Thrift [Abstract]
2019	$ 5,000
Total	$ 5,000	$ 15,000